United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		May 3, 2005

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$86,534,941


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corporation	Com	30231G102	10,234	171704	Sole		171704
Burlington Resources, Inc.	Com	122014103	3,511	70129	Sole		70129
ConocoPhillips	Com	20825C104	3,249	30126	Sole		30126
General Elec Company	Com	369604103	3,106	86131	Sole		86131
Clorox Company Del	Com	189054109	2,814	44670	Sole		44670
Progressive Corporation Ohio	Com	743315103	2,788	30380	Sole		30380
Sungard Data Systems Incorporated	Com	867363103	2,764	80125	Sole		80125
RPM International Incorporated	Com	749685103	2,698	147613	Sole		147613
Goldman Sachs Group, Inc.	Com	38141G104	2,663	24215	Sole		24215
Bank Of America Corporation	Com	060505104	2,560	58049	Sole		58049
Harley Davidson Incorporated	Com	412822108	2,553	44196	Sole		44196
Masco Corporation	Com	574599106	2,502	72160	Sole		72160
Danaher Corporation Del	Com	235851102	2,488	46575	Sole		46575
Novartis A G ADR (Switzerland)	Com	66987V109	2,475	52913	Sole		52913
Citigroup Incorporated	Com	172967101	2,388	53142	Sole		53142
Sherwin Williams Company	Com	824348106	2,350	53430	Sole		53430
National City Corporation	Com	635405103	2,334	69679	Sole		69679
Harrahs Entertainment Incorporated	Com	413619107	2,319	35915	Sole		35915
Lowes Companies Incorporated	Com	548661107	2,316	40574	Sole		40574
Steris Corporation	Com	859152100	2,194	86880	Sole		86880
Becton Dickinson & Company	Com	075887109	2,122	36330	Sole		36330
Amgen Incorporated	Com	031162100	2,089	35884	Sole		35884
BP PLC ADR	Com	055622104	2,058	32988	Sole		32988
Intel Corporation	Com	458140100	2,027	87242	Sole		87242
Allstate Corporation	Com	020002101	1,951	36085	Sole		36085
Reebok International Ltd.	Com	758110100	1,912	43160	Sole		43160
Microsoft Corporation	Com	594918104	1,893	78322	Sole		78322
Medtronic Incorporated	Com	585055106	1,742	34196	Sole		34196
Cisco Systems Incorporated	Com	17275R102	1,583	88465	Sole		88465
Chevrontexaco Corporation	Com	166764100	1,525	26148	Sole		26148
E M C Corporation Mass	Com	268648102	1,407	114210	Sole		114210
Applied Matls Incorporated	Com	038222105	1,398	86060	Sole		86060
Alcoa Incorporated	Com	013817101	1,261	41482	Sole		41482
International Business Machines	Com	459200101	651	7127	Sole		7127
Keycorp New	Com	493267108	487	15008	Sole		15008
Altria Group Incorporated	Com	02209S103	407	6230	Sole		6230
Verizon Communications	Com	92343V104	362	10203	Sole		10203
Sky Finl Group Incorporated	Com	83080P103	360	13419	Sole		13419
America Movil S A De C V Spon Adr L Shs 	Com	02364W105	310	6000	Sole		6000
Procter & Gamble Company	Com	742718109	246	4650	Sole		4650
Lincoln Elec Hldgs Incorporated	Com	533900106	233	7750	Sole		7750
MBNA Corporation	Com	55262L100	203	8286	Sole		8286